UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

620 Eight Avenue, New York, NY			10018
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place, Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	October 30

Date of reporting period:	April 30, 2011

ITEM 1.                                                     REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2011

Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.
(GDO)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Global Corporate Defined Opportunity Fund Inc.

Fund objectives

The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

What’s inside

Letter from the chairman	II

Investment commentary	III

Fund at a glance	1

Spread duration	2

Effective duration	3

Schedule of investments	4

Statement of assets and liabilities	17

Statement of operations	18

Statements of changes in net assets	19

Statement of cash flows	20

Financial highlights	21

Notes to financial statements	22

Additional shareholder information	33

Dividend reinvestment plan	34

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global Corporate Defined Opportunity Fund Inc. for the six-month reporting period ended April 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/cef. Here you can gain immediate access to market and investment information, including:

•  Fund prices and performance,

•  Market insights and commentaries from our portfolio managers, and

•  A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 27, 2011

Western Asset Global Corporate Defined Opportunity Fund Inc.	III

Investment commentary

Economic review

While economic data remained mixed, the U.S. economy continued to expand over the six months ended April 30, 2011. Beginning in the fourth quarter of 2010 and continuing for most of the remainder of the period, fears regarding moderating economic growth were replaced with optimism for a strengthening economy in 2011. With investor sentiment improving, interest rates generally rose, negatively impacting some sectors of the fixed-income market. All told, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)i growth, the expansion has been less robust than most other periods exiting a severe recession. According to the Commerce Department, GDP growth was 3.7%, 1.7%, 2.6% and 3.1% during the first, second, third and fourth quarters of 2010, respectively. For calendar 2010 as a whole, the economy expanded 2.9%. Based on the Commerce Department’s second estimate, first quarter 2011 GDP growth was 1.8%. This moderation in growth in the first quarter was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given rising oil and food prices.

Turning to the job market, the unemployment rate moved lower during four of the last five months of the reporting period, though it remained elevated. The rate fell to 8.9% in February 2011, marking the first time the unemployment rate was below 9.0% since April 2009. Unemployment then ticked downward to 8.8% in March, but back up to 9.0% in April. While unemployment in the U.S. declined over the course of the reporting period, hiring has yet to rebound as strongly as in previous recoveries. The U.S. Department of Labor reported in May 2011 that approximately 13.7 million Americans looking for work have yet to find a job, and roughly 43% of these individuals have been out of work for more than six months. In addition, while the Federal Reserve Board (“Fed”)ii believes that unemployment will continue to decline, it projects that it will remain relatively high, between 7.5% and 8.0% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. However, this proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February, before increasing 3.5% in March and then falling 0.8% in April. At the end of April, the inventory of unsold homes was a 9.2 month supply at the current sales level, versus an 8.3 month supply in March. Existing-home prices remained disappointingly low, with the NAR reporting that the median existing-home price for all housing types was $163,700 in April 2011, down 5.0% from April 2010.

The manufacturing sector was one area of the economy that remained relatively strong during the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector has grown twenty-one consecutive months since it began expanding in

IV	Western Asset Global Corporate Defined Opportunity Fund Inc.

Investment commentary (cont’d)

August 2009. After reaching a six-year peak of 60.4 in March 2010 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion), PMI data indicated somewhat more modest growth during the next nine months. However, in January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. The expansion in the manufacturing sector was broad based in April, with seventeen of eighteen industries tracked by the Institute for Supply Management growing during the month.

Outside of the U.S., economic news was largely dominated by the sovereign debt crisis in Europe, geopolitical events in the Middle East and Northern Africa (“MENA”), and the devastating earthquake and tsunami in Japan. During the reporting period, Ireland joined Greece in requesting financial support from the European Union (“EU”) and International Monetary Fund (“IMF”), and Portugal also requested bailout funds. Political turmoil in the MENA region caused oil prices to rise above $100 a barrel in February 2011, the first such occurrence in roughly two years. This led to concerns that higher oil prices could temper economic growth in both developed and emerging market countries. The tragedy in Japan also impacted the global economy. According to the World Bank, damage in northeast Japan could reach $235 billion. However, the World Bank stated, “As a result of the earthquake and tsunami, Japan’s real GDP growth will slow, but the slowdown will likely be temporary. Growth should start picking up after mid-2011 as reconstruction efforts get underway.”

Financial market overview

Although the financial markets were, for the most part, characterized by healthy investor risk appetite and solid results by stocks and lower-quality bonds, there were periods of heightened volatility during the reporting period. The markets experienced sharp sell-offs in mid-November 2010, and again in mid-February and mid-March 2011. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and, in each case, risk aversion was generally replaced with solid demand for riskier assets.

Due to signs that certain areas of the economy were moderating in the middle of 2010 (prior to the beginning of the reporting period), the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced an ongoing program that calls for using the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities.

In addition, the Fed remained cautious given pockets of weakness in the economy. At its meeting in September 2010, the Fed said, “The Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery. . . .” This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

The Fed then took additional action in early November 2010. Citing that “the pace of recovery in output and employment continues to be slow,” the Fed

Western Asset Global Corporate Defined Opportunity Fund Inc.	V

announced another round of quantitative easing to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. This, coupled with the Fed’s previously announced program to use the proceeds of expiring securities to purchase Treasuries, means it could buy a total of $850 billion to $900 billion of Treasury securities by the end of June 2011. At its meeting in April 2011, the Fed said it “continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels for the federal funds rateiv for an extended period.” The Fed also stated that it would end its program of purchasing $600 billion of Treasury securities on schedule at the end of June.

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”) kept interest rates at 1.0% during most of the reporting period. However, in early April 2011, the ECB raised interest rates from 1.00% to 1.25% — the first rate hike since July 2008. In other developed countries, the Bank of England kept rates on hold at 0.5% during the period, as did Japan at a range of zero to 0.1%, the lowest level since 2006. Elsewhere, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to ward off inflation.

Fixed-income market review

After rallying in October 2010 (prior to the beginning of the reporting period) in the wake of the Fed indicating the possibility of another round of quantitative easing, the spread sectors (non-Treasuries) started to weaken toward the middle of November. This occurred as financial troubles in Ireland resulted in a re-emergence of the European sovereign debt crisis. While most spread sectors regained their footing during the last five months of the reporting period, others, such as emerging market debt, produced mixed results given ongoing uncertainties in Europe, concerns regarding economic growth in China and its potential impact on the global economy, geopolitical unrest in the Middle East and Libya and the devastating earthquake and tsunami in Japan.

Both short- and long-term Treasury yields fluctuated but, overall, moved higher during the six months ended April 30, 2011. When the period began, two- and ten-year Treasury yields were 0.34% and 2.63%, respectively. Treasury yields initially moved lower, with two- and ten-year Treasury yields hitting their low for the period of 0.33% and 2.53%, respectively, on November 4, 2010. Yields then moved sharply higher given expectations for stronger growth in 2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, given the tragic events in Japan. Yields moved higher toward the end of March as investor risk appetite resumed, but then declined in April given disappointing first quarter 2011 GDP data. When the period ended on April 30, 2011, two-year Treasury yields were 0.61% and ten-year Treasury yields were 3.32%. For the six months ended April 30, 2011, the Barclays Capital U.S. Aggregate Indexv returned 0.02%. In comparison, the Barclays Capital Global Aggregate Index (Hedged)vi returned -0.85% over the same time frame.

VI	Western Asset Global Corporate Defined Opportunity Fund Inc.

Investment commentary (cont’d)

The U.S. high-yield bond market produced strong results during the reporting period. The asset class posted positive returns during each month except for November 2010, when risk aversion rose sharply. The high-yield market was supported by generally better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexvii returned 6.18% for the six months ended April 30, 2011.

The emerging market debt asset class generated mixed results, with an overall negative return for the six-month reporting period. During the first half of the period, investor concerns regarding interest rate hikes in China and unrest in the MENA region dragged the asset class down. Emerging market debt prices then largely stabilized in February and rallied in March and April. However, this rebound was not enough to overcome the earlier weakness and the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned -1.17% over the six months ended April 30, 2011.

Performance review

For the six months ended April 30, 2011, Western Asset Global Corporate Defined Opportunity Fund Inc. returned 3.54% based on its net asset value (“NAV”)ix and 1.03% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Barclays Capital Global Aggregate Corporate Indexx, returned 2.98% for the same period. The Lipper Global Income Closed-End Funds Category Averagexi returned 5.91% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.78 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of April 30, 2011. Past performance is no guarantee of future results.

Performance Snapshot as of April 30, 2011 (unaudited)

Price Per Share	6-Month Total Return*
$20.25 (NAV)	3.54%
$18.47 (Market Price)	1.03%

All figures represent past performance and are not a guarantee of future results.

*  Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Looking for additional information?

The Fund is traded under the symbol “GDO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XGDOX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.leggmason.com/cef.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free),

Western Asset Global Corporate Defined Opportunity Fund Inc.	VII

Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 27, 2011

RISKS: Fixed-income securities are subject to credit risk, inflation risk, call risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may invest in lower-rated high-yield bonds which are subject to greater credit risk (risk of default) than higher-rated obligations. Investments in foreign securities involve risks, including the possibility of losses due to changes in currency exchange rates and negative developments in the political, economic or regulatory structure of specific countries or regions. These risks are magnified in emerging markets. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VIII	Western Asset Global Corporate Defined Opportunity Fund Inc.

Investment commentary (cont’d)

i                  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii               The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii            The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv             The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

v                The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi             The Barclays Capital Global Aggregate Index (Hedged) is a broad-based bond index that measures a wide spectrum of global government, government-related agencies, corporate and securitized fixed-income investments, all with maturities greater than one year.

vii          The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii       The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix              Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

x                 The Barclays Capital Global Aggregate Corporate Index is the corporate component of the Barclays Capital Global Aggregate Index, which is comprised of several other Barclays Capital indices that measure fixed-income performance of regions around the world.

xi              Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 15 funds in the Fund’s Lipper category.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†               The bar graph above represents the composition of the Fund’s investments as of April 30, 2011 and October 31, 2010 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡               Prior year percentages have been restated to reflect current period classifications.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Spread duration (unaudited)

Economic Exposure — April 30, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BC Global Aggregate	— Barclays Capital Global Aggregate Corporate Bond Index
EM	— Emerging Markets
GDO	— Western Asset Global Corporate Defined Opportunity Fund Inc.
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage Backed Securities
Non-$	— Non-U.S. Dollar

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	3

Effective duration (unaudited)

Interest Rate Exposure — April 30, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark as of the end of the reporting period.

BC Global Aggregate	— Barclays Capital Global Aggregate Corporate Bond Index
EM	— Emerging Markets
GDO	— Western Asset Global Corporate Defined Opportunity Fund Inc.
Govt	— Government
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage Backed Securities
Non-$	— Non-U.S. Dollar

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2011

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 88.0%
Consumer Discretionary — 12.0%
Auto Components — 1.2%
Allison Transmission Inc., Senior Toggle Notes	11.250%	11/1/15	770,000		$854,623	(a)(b)
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	785,000	EUR	1,220,838	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	1,420,000	EUR	2,266,234	(a)
Total Auto Components					4,341,695
Automobiles — 0.7%
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	2,000,000		2,554,492	(c)
Diversified Consumer Services — 0.7%
Dignity Finance PLC, Secured Bonds	6.310%	12/31/23	547,209	GBP	1,032,631
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Senior Notes	10.250%	12/1/17	1,500,000		1,567,500	(c)
Total Diversified Consumer Services					2,600,131
Hotels, Restaurants & Leisure — 2.1%
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	1,000,000		1,145,000	(c)
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	780,000	EUR	1,188,627	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,000,000		1,087,500	(c)
MGM Resorts International, Senior Notes	11.375%	3/1/18	1,000,000		1,145,000	(c)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/25	604,044	GBP	1,084,637
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	1,000,000		1,036,250	(a)(c)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	1,000,000		1,177,500
Total Hotels, Restaurants & Leisure					7,864,514
Household Durables — 0.4%
Norcraft Cos. LP/Norcraft Finance Corp., Senior Secured Notes	10.500%	12/15/15	1,500,000		1,620,000	(c)
Media — 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	2,030,000		2,210,163
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,570,000		1,754,475
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000		1,981,890	(c)
Daily Mail & General Trust PLC, Senior Bonds	5.750%	12/7/18	1,280,000	GBP	2,139,224
Grupo Televisa SA, Senior Bonds	6.625%	1/15/40	1,730,000		1,846,867
ITV PLC, Senior Notes	10.000%	6/30/14	600,000	EUR	1,026,455
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	920,000		1,053,400
Ono Finance II PLC, Senior Bonds	11.125%	7/15/19	500,000	EUR	805,375	(a)
Pearson PLC, Senior Bonds	7.000%	10/27/14	1,200,000	GBP	2,245,564

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	5

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	870,000		$1,112,025	(c)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,500,000		1,905,024	(c)
UPC Holding BV, Senior Secured Notes	9.750%	4/15/18	310,000	EUR	497,037	(a)
Videotron Ltee, Senior Notes	7.125%	1/15/20	2,000,000	CAD	2,230,090	(a)
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	750,000	EUR	1,170,571	(a)
Total Media					21,978,160
Multiline Retail — 0.6%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	2,000,000		2,105,000	(b)(c)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	180,000		173,700
Total Multiline Retail					2,278,700
Specialty Retail — 0.5%
Edcon Proprietary Ltd., Senior Notes	4.423%	6/15/14	960,000	EUR	1,301,042	(a)(d)
Edcon Proprietary Ltd., Senior Secured Notes	9.500%	3/1/18	300,000	EUR	442,124	(a)
Total Specialty Retail					1,743,166
Total Consumer Discretionary					44,980,858
Consumer Staples — 4.8%
Food & Staples Retailing — 0.9%
CVS Caremark Corp., Senior Notes	6.125%	9/15/39	1,000,000		1,042,735	(c)
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	2,204,641
Total Food & Staples Retailing					3,247,376
Food Products — 0.2%
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	801,000		953,190
Personal Products — 0.2%
Hypermarcas SA, Notes	6.500%	4/20/21	760,000		771,400	(a)
Tobacco — 3.5%
Altria Group Inc., Senior Notes	9.700%	11/10/18	2,600,000		3,466,757
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	2,231,032
Imperial Tobacco Finance PLC, Senior Notes	8.375%	2/17/16	1,150,000	EUR	2,026,160
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	2,305,000		2,731,457	(c)
Reynolds American Inc., Senior Notes	6.750%	6/15/17	2,340,000		2,702,576	(c)
Total Tobacco					13,157,982
Total Consumer Staples					18,129,948
Energy — 9.7%
Energy Equipment & Services — 0.1%
Parker Drilling Co., Senior Notes	9.125%	4/1/18	300,000		333,750	(c)
Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,370,000		1,416,044	(c)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	1,500,000		1,500,000
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	1,984,235		2,143,924	(a)

See Notes to Financial Statements.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,650,000		$1,947,000
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	1,000,000		1,312,246	(c)
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,290,000		1,486,001	(c)
Indo Integrated Energy BV, Senior Subordinated Notes	9.000%	6/1/12	470,000		501,085
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	980,000		1,095,150	(a)
KazMunaiGaz Finance Sub BV, Senior Notes	11.750%	1/23/15	675,000		845,438	(a)
Kinder Morgan Energy Partners LP, Medium-Term Notes	6.950%	1/15/38	1,180,000		1,322,181	(c)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000		334,428	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,860,000		1,969,368	(a)
Novatek Finance Ltd., Notes	6.604%	2/3/21	750,000		793,125	(a)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	910,000		928,334
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	760,000		794,829
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	2,590,000		3,108,000	(a)
Petronas Capital Ltd.	5.250%	8/12/19	700,000		748,497	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,780,000		1,896,232	(a)
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	1,500,000		1,678,125	(c)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,280,000		2,599,061	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes	5.500%	9/30/14	1,050,000		1,145,095	(a)
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	1,000,000		1,117,500	(a)(c)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	4,150,000		4,745,525	(a)
Williams Partners LP, Senior Notes	5.250%	3/15/20	610,000		649,897	(c)
Total Oil, Gas & Consumable Fuels					36,077,085
Total Energy					36,410,835
Financials — 31.3%
Capital Markets — 3.7%
Boparan Holdings Ltd., Senior Notes	9.875%	4/30/18	700,000	GBP	1,180,926	(a)
Credit Suisse AG, Subordinated Notes	5.400%	1/14/20	320,000		330,625	(c)
Credit Suisse London, Subordinated Notes	6.750%	1/16/23	2,500,000	GBP	4,588,317	(d)
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	1,300,000		1,127,750	(c)(d)(e)
Goldman Sachs Group Inc.	5.500%	10/12/21	600,000	GBP	964,850
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,686,511
UBS AG London, Senior Notes	6.375%	7/20/16	1,050,000	GBP	1,952,579
Total Capital Markets					13,831,558

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	7

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Banks — 16.9%
Australia & New Zealand Banking Group Ltd., Subordinated Bonds	6.540%	6/15/12	450,000	GBP	$767,405	(d)(e)
Australia & New Zealand Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	1,880,263
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,449,941	(a)
BankAmerica Capital II, Junior Subordinated Bonds	8.000%	12/15/26	800,000		825,000	(c)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	1,240,000		1,280,300	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	850,000		874,438	(a)
Barclays Bank PLC, Subordinated Notes	6.369%	12/15/19	1,950,000	GBP	3,029,179	(d)(e)
BB&T Capital Trust II, Junior Subordinated Notes	6.750%	6/7/36	660,000		691,211	(c)
BB&T Capital Trust IV, Junior Subordinated Debentures	6.820%	6/12/57	2,700,000		2,750,625	(c)(d)
BBVA International Preferred SA Unipersonal	9.100%	10/21/14	400,000	GBP	683,173	(d)(e)
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,847,750
Credit Agricole SA, Junior Subordinated Notes	7.875%	10/26/19	400,000	EUR	616,158	(d)(e)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	2,530,000		2,776,675	(a)(d)(e)
Fortis Bank SA/NV, Junior Subordinated Notes	4.625%	10/27/14	1,900,000	EUR	2,574,980	(a)(d)(e)
Fortis Bank SA/NV, Senior Subordinated Notes	5.757%	10/4/17	1,200,000	EUR	1,874,571
HSBC Capital Funding LP, Junior Subordinated Bonds	5.369%	3/24/14	1,900,000	EUR	2,779,008	(d)(e)
ING Bank NV, Subordinated Notes	6.875%	5/29/23	2,850,000	GBP	5,076,470	(d)
Intesa Sanpaolo SpA, Subordinated Notes	6.625%	5/8/18	1,200,000	EUR	1,832,086
Intesa Sanpaolo SpA, Subordinated Notes	8.375%	10/14/19	450,000	EUR	684,847	(d)(e)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	520,000		533,796	(a)
Matalan Finance Ltd., Senior Notes	9.625%	3/31/17	66,000	GBP	108,038	(a)
National Australia Bank Ltd., Subordinated Notes	6.750%	6/26/23	2,750,000	EUR	4,510,779	(d)
National Capital Trust I	5.620%	12/17/18	266,000	GBP	423,208	(a)(d)(e)
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,650,000		1,709,812	(c)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	1,997,000		2,613,829	(a)(d)(e)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	90,000		90,345	(a)(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	4,000,000		4,062,380	(c)
Royal Bank of Scotland PLC, Senior Notes	5.375%	9/30/19	1,300,000	EUR	1,924,363

See Notes to Financial Statements.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Banks — continued
Santander Finance Preferred SA Unipersonal, Subordinated Bonds	11.300%	7/27/14	350,000	GBP	$640,863	(d)(e)
Skandinaviska Enskilda Banken AB, Subordinated Notes	9.250%	3/31/15	450,000	EUR	718,773	(d)(e)
Societe Generale, Subordinated Notes	9.375%	9/4/19	1,550,000	EUR	2,498,399	(d)(e)
Standard Chartered Bank, Subordinated Notes	5.875%	9/26/17	1,250,000	EUR	1,960,343	(a)
Standard Chartered Bank, Subordinated Notes	7.750%	4/3/18	1,000,000	GBP	1,992,463
USB Capital XIII Trust, Junior Subordinated Notes	6.625%	12/15/39	1,500,000		1,606,907	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	6/13/11	760,000		704,938	(d)(e)
Wells Fargo Capital XIII, Medium-Term Notes	7.700%	3/26/13	1,100,000		1,144,550	(c)(d)(e)
Westpac Banking Corp., Senior Notes	4.250%	9/22/16	1,250,000	EUR	1,876,197
Total Commercial Banks					63,414,063
Consumer Finance — 1.7%
American Express Co., Subordinated Debentures	6.800%	9/1/66	1,820,000		1,915,550	(d)
SLM Corp., Medium-Term Notes	8.000%	3/25/20	1,880,000		2,085,138	(c)
SLM Corp., Medium-Term, Senior Notes	5.050%	11/14/14	2,400,000		2,487,715	(c)
Total Consumer Finance					6,488,403
Diversified Financial Services — 5.6%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	1,000,000		1,008,149	(a)
Citigroup Inc., Senior Notes	7.375%	9/4/19	3,300,000	EUR	5,637,339
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	3,000,000		3,146,250
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	940,000	EUR	1,322,667	(a)(d)
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	1,200,000		1,251,000	(c)(d)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	2,000,000		2,255,000	(a)
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	560,000	EUR	910,315	(a)
JPMorgan Chase Capital XVIII, Bonds	6.950%	8/17/36	1,440,000		1,506,125	(c)
JPMorgan Chase Capital XXVII, Junior Subordinated Notes	7.000%	11/1/39	1,000,000		1,045,250	(c)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	676,800	EUR	1,097,674	(a)
MUFG Capital Finance 4 Ltd., Junior Subordinated Bonds	5.271%	1/25/17	550,000	EUR	747,425	(d)(e)
Telenet Finance III Luxembourg S.C.A., Senior Secured Notes	6.625%	2/15/21	800,000	EUR	1,168,628	(a)
Total Diversified Financial Services					21,095,822
Insurance — 3.2%
American International Group Inc., Senior Notes	8.250%	8/15/18	1,200,000		1,428,396	(c)
Aviva PLC, Subordinated Notes	5.250%	10/2/23	1,300,000	EUR	1,944,750	(d)
AXA SA, Junior Subordinated Notes	5.777%	7/6/16	500,000	EUR	675,775	(d)(e)
AXA SA, Junior Subordinated Notes	6.463%	12/14/18	2,000,000		1,842,500	(a)(d)(e)

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	9

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Insurance — continued
ELM BV	5.252%	5/25/16	550,000	EUR	$729,096	(d)(e)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,484,384	(a)
Generali Finance BV, Junior Subordinated Bonds	5.317%	6/16/16	500,000	EUR	673,923	(d)(e)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		338,120	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Subordinated Bonds	5.767%	6/12/17	500,000	EUR	690,586	(d)(e)
QBE Insurance Group Ltd., Senior Notes	6.125%	9/28/15	550,000	GBP	981,036	(a)
Travelers Cos. Inc., Senior Notes	5.350%	11/1/40	1,150,000		1,125,782	(c)
Total Insurance					11,914,348
Real Estate Management & Development — 0.2%
Countrywide Holdings, Senior Secured Notes	10.000%	5/8/18	550,000	GBP	923,286	(a)
Total Financials					117,667,480
Health Care — 2.6%
Health Care Providers & Services — 2.2%
Crown Newco 3 PLC, Senior Notes	8.875%	2/15/19	150,000	GBP	260,340	(a)(f)
HCA Inc., Senior Secured Notes	9.250%	11/15/16	1,500,000		1,616,250	(c)
Humana Inc., Senior Notes	7.200%	6/15/18	2,700,000		3,140,732	(c)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	360,000	EUR	550,543	(a)
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	1,000,000		1,165,000	(c)
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	1,350,000		1,528,623	(c)
Total Health Care Providers & Services					8,261,488
Pharmaceuticals — 0.4%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,070,000	EUR	1,701,712	(a)
Total Health Care					9,963,200
Industrials — 6.0%
Air Freight & Logistics — 0.3%
TGI International Ltd., Senior Notes	9.500%	10/3/17	850,000		960,500	(a)
Airlines — 2.7%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	3,799,444		3,951,422
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	4,430,000		4,485,375	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	1,500,000		1,593,750	(a)
United Airlines, Pass-Through Trust, Senior Secured Notes	10.400%	11/1/16	103,874		118,935	(c)
Total Airlines					10,149,482
Commercial Services & Supplies — 0.9%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	1,250,000		1,415,625
ALBA Group PLC & Co. KG, Senior Notes	8.000%	5/15/18	300,000	EUR	449,621	(a)
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,542,645	(c)
Total Commercial Services & Supplies					3,407,891

See Notes to Financial Statements.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Construction & Engineering — 0.4%
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	1,450,000		$1,587,750	(a)
Road & Rail — 1.0%
FirstGroup PLC, Senior Bonds	8.125%	9/19/18	1,150,000	GBP	2,278,741
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	1,333,000		1,489,628	(c)
Total Road & Rail					3,768,369
Transportation — 0.7%
CMA CGM, Senior Notes	8.500%	4/15/17	1,000,000		990,000	(a)
CMA CGM, Senior Notes	8.875%	4/15/19	1,100,000	EUR	1,602,790	(a)
Total Transportation					2,592,790
Total Industrials					22,466,782
Information Technology — 0.6%
Communications Equipment — 0.6%
Brocade Communications Systems Inc., Senior Secured Notes	6.625%	1/15/18	2,000,000		2,130,000	(c)
Materials — 7.9%
Chemicals — 0.7%
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	606,000	EUR	994,067	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	1,500,000		1,666,875	(c)
Total Chemicals					2,660,942
Construction Materials — 0.3%
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	610,000	EUR	1,020,957
Containers & Packaging — 1.0%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	842,452	EUR	1,310,188	(b)
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	530,000	EUR	775,197	(a)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	630,000	EUR	956,452	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000		955,450	(a)
Total Containers & Packaging					3,997,287
Metals & Mining — 4.5%
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,100,000		1,174,250	(a)
Evraz Group SA, Notes	8.875%	4/24/13	460,000		507,748	(a)
Evraz Group SA, Notes	9.500%	4/24/18	450,000		525,375	(a)
Evraz Group SA, Notes	6.750%	4/27/18	930,000		932,325	(a)(f)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	1,710,000		1,887,489	(c)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	1,380,000		1,524,900	(a)
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	1,000,000		1,066,250	(c)
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	349,000	EUR	546,644	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,680,000		1,655,474
Vale Overseas Ltd., Notes	6.250%	1/23/17	670,000		759,527
Vale Overseas Ltd., Notes	8.250%	1/17/34	2,146,000		2,646,467

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	11

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Vale Overseas Ltd., Notes	6.875%	11/21/36	340,000		$366,002
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	1,570,000		1,715,225	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	260,000		291,850	(a)
Xstrata Finance Canada Ltd., Senior Notes	5.250%	6/13/17	950,000	EUR	1,500,524
Total Metals & Mining					17,100,050
Paper & Forest Products — 1.4%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,220,000		1,408,052
M-real OYJ, Senior Notes	8.750%	4/1/13	730,000	EUR	1,162,333
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	1,500,000		1,500,000	(c)
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	640,000	EUR	1,083,017	(a)
Total Paper & Forest Products					5,153,402
Total Materials					29,932,638
Telecommunication Services — 7.8%
Diversified Telecommunication Services — 5.4%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	260,000		248,300	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	373,000		370,203	(a)
British Telecommunications PLC, Senior Bonds	8.750%	12/7/16	1,200,000	GBP	2,413,794
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	2,000,000		2,220,000	(a)
Koninklijke KPN NV, Senior Notes	7.500%	2/4/19	1,150,000	EUR	2,060,220
Qtel International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000		617,426	(a)
Sunrise Communications Holdings SA, Senior Secured Notes	8.500%	12/31/18	266,000	EUR	419,595	(a)
Sunrise Communications International SA, Senior Secured Notes	7.000%	12/31/17	224,000	EUR	345,878	(a)
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	500,000		540,638	(c)
Telecom Italia SpA, Senior Notes	5.375%	1/29/19	1,400,000	EUR	2,127,344
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000		2,242,852	(c)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	1,150,000		1,277,995	(a)
Unitymedia GmbH, Senior Subordinated Notes	9.625%	12/1/19	640,000	EUR	1,037,990	(a)
Vimpel Communications, Notes	6.493%	2/2/16	200,000		209,000	(a)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	1,010,000		1,070,600	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,705,627	EUR	3,094,705	(a)(b)
Total Diversified Telecommunication Services					20,296,540
Wireless Telecommunication Services — 2.4%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,050,000		2,322,140
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		692,412
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	750,000		722,812	(c)

See Notes to Financial Statements.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — continued
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,000,000		$2,200,000	(c)
True Move Co., Ltd.	10.750%	12/16/13	2,530,000		2,757,700	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	260,000		283,400	(a)
Total Wireless Telecommunication Services					8,978,464
Total Telecommunication Services					29,275,004
Utilities — 5.3%
Electric Utilities — 2.1%
AES Ironwood LLC, Secured Notes	8.857%	11/30/25	131,088		132,399
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	1,680,000		1,892,100	(a)
ENW Capital Finance PLC, Notes	6.750%	6/20/15	600,000	GBP	1,097,773
Scottish & Southern Energy PLC, Senior Notes	5.750%	2/5/14	1,200,000	GBP	2,159,981
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc., Senior Secured Notes	11.500%	10/1/20	2,500,000		2,581,250	(a)
Total Electric Utilities					7,863,503
Gas Utilities — 0.3%
Wales & West Utilities Finance PLC, Senior Secured Notes	5.125%	12/2/16	650,000	GBP	1,150,839
Independent Power Producers & Energy Traders — 1.4%
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	1,000,000		1,062,500	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	1,370,000		1,424,764	(a)
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	197,000		186,658	(c)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	512,000		553,001	(c)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,948,589		2,182,419
Total Independent Power Producers & Energy Traders					5,409,342
Multi-Utilities — 1.5%
Centrica PLC, Senior Notes	6.375%	3/10/22	1,200,000	GBP	2,231,729
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		1,379,400	(a)
Veolia Environnement, Senior Notes	6.750%	4/24/19	1,200,000	EUR	2,091,129
Total Multi-Utilities					5,702,258
Total Utilities					20,125,942
Total Corporate Bonds & Notes (Cost — $308,829,266)					331,082,687
Asset-Backed Securities — 3.5%
Argent Securities Inc., 2004-W10 A2	0.603%	10/25/34	816,891		755,717	(d)
Asset Backed Funding Certificates, 2003-WMC1 M1	1.188%	6/25/33	2,581,668		2,323,652	(d)
Countrywide Asset-Backed Certificates, 2005-5 M1	0.673%	10/25/35	1,200,000		1,143,533	(d)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.369%	11/15/36	939,502		736,218	(d)
Home Equity Asset Trust, 2004-8 M1	1.083%	3/25/35	641,516		578,504	(d)

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	13

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Asset-Backed Securities — continued
National Collegiate Student Loan Trust, IO, 2004-2 AIO	9.750%	10/27/14	2,853,000		$363,794	(f)
National Collegiate Student Loan Trust, IO, 2007-2 AIO	6.700%	7/25/12	6,050,000		467,199
Park Place Securities Inc., 2004-WCW1 M2	0.893%	9/25/34	1,900,000		1,764,396	(d)
Residential Asset Mortgage Products Inc., 2003-RZ5 A7	4.970%	9/25/33	2,612,806		2,655,991
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	554,922		558,826	(d)
Soundview Home Equity Loan Trust, 2005-3 M2	0.733%	6/25/35	428,668		410,324	(d)
Structured Asset Securities Corp., 2002-HF1 A	0.503%	1/25/33	1,491,037		1,359,054	(d)
Total Asset-Backed Securities (Cost — $12,427,627)					13,117,208
Collateralized Mortgage Obligations — 2.5%
ARM Trust, 2004-5 4A1	5.203%	4/25/35	1,093,616		1,088,238	(d)
Bayview Commercial Asset Trust, IO, 2005-2A	2.870%	8/25/35	26,497,887		836,008	(a)
Bear Stearns ARM Trust, 2005-12 24A1	5.586%	2/25/36	102,390		72,400	(d)
Countrywide Home Loan Mortgage Pass-Through Trust, 2004-HYB6 A2	3.072%	11/20/34	1,915,397		1,590,518	(d)
Credit Suisse Mortgage Capital Certificates, 2009-3R 25A1	4.942%	7/27/36	653,065		649,689	(a)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	368,354		352,596	(a)
Harborview Mortgage Loan Trust, 2004-10 4A	2.716%	1/19/35	483,097		457,902	(d)
JPMorgan Mortgage Trust, 2005-A5 1A2	5.196%	8/25/35	1,000,000		940,057	(d)
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.318%	4/25/31	2,296,186		1,554,412	(d)
Sequoia Mortgage Trust, 2003-3 A1	0.543%	7/20/33	857,602		784,576	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	1.056%	6/25/47	1,111,173		746,845	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	4.354%	9/25/36	120,916		94,242	(d)
Total Collateralized Mortgage Obligations (Cost — $9,028,186)					9,167,483
Convertible Bonds & Notes — 0.1%
Industrials — 0.1%
Marine — 0.1%
Horizon Lines Inc., Senior Notes (Cost — $498,589)	4.250%	8/15/12	556,000		477,465
Sovereign Bonds — 5.5%
Brazil — 1.1%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	326,000	BRL	194,867
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	7,211,000	BRL	4,113,579
Total Brazil					4,308,446
India — 0.5%
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	1,900,000		1,899,911	(a)(d)
Malaysia — 0.2%
Government of Malaysia, Senior Bonds	3.835%	8/12/15	2,270,000	MYR	778,447

See Notes to Financial Statements.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Western Asset Global Corporate Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Peru — 0.1%
Republic of Peru, Bonds	7.840%	8/12/20	1,100,000	PEN	$408,555
Russia — 0.9%
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	3,070,000		3,235,166	(a)
United Arab Emirates — 0.5%
MDC-GMTN B.V., Senior Notes	5.750%	5/6/14	430,000		469,960	(a)
MDC-GMTN B.V., Senior Notes	7.625%	5/6/19	1,250,000		1,480,275	(a)
Total United Arab Emirates					1,950,235
United Kingdom — 0.5%
United Kingdom Treasury Gilt, Bonds	4.500%	3/7/19	1,019,000	GBP	1,854,937
Venezuela — 1.7%
Bolivarian Republic of Venezuela	5.750%	2/26/16	5,293,000		4,088,842	(a)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	3,000,001		2,193,000
Total Venezuela					6,281,842
Total Sovereign Bonds (Cost — $19,305,310)					20,717,539

			Shares
Preferred Stocks — 0.0%
Financials — 0.0%
Diversified Financial Services — 0.0%
Citigroup Capital XIII (Cost — $80,711)	7.875%		3,050		84,668	(d)
Total Investments Before Short-Term Investments (Cost — $350,169,689)					374,647,050

			Face Amount†
Short-Term Investments — 0.4%
U.S. Government Agencies — 0.0%
Federal National Mortgage Association (FNMA), Discount Notes	0.240%	5/9/11	25,000		24,999	(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	5/16/11	125,000		124,990	(g)(h)
Total U.S. Government Agencies (Cost — $149,989)					149,989
Repurchase Agreements — 0.4%
State Street Bank & Trust Co. repurchase agreement dated 4/29/11; Proceeds at maturity — $1,405,001; (Fully collateralized by U.S. Treasury Notes, 1.000% due 4/30/12; Market Value — $1,437,489) (Cost — $1,405,000)	0.010%	5/2/11	1,405,000		1,405,000
Total Short-Term Investments (Cost — $1,554,989)					1,554,989
Total Investments — 100.0% (Cost — $351,724,678#)					$376,202,039

†  Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	15

Western Asset Global Corporate Defined Opportunity Fund Inc.

(a)       Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)      Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)       All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)      Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)       Security has no maturity date. The date shown represents the next call date.

(f)        Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)      Rate shown represents yield-to-maturity.

(h)      All or a portion of this security is held at the broker as collateral for open futures contracts.

#     Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IO	— Interest Only
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol

See Notes to Financial Statements.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Western Asset Global Corporate Defined Opportunity Fund Inc.

Summary of Investments by Country*

United States	42.1%
United Kingdom	12.8
Netherlands	4.7
Brazil	3.5
France	3.5
Russia	3.3
Australia	3.2
Luxembourg	2.4
Italy	2.2
Switzerland	1.8
Mexico	1.7
Venezuela	1.7
Cayman Islands	1.6
Belgium	1.2
Chile	1.1
United Arab Emirates	1.1
Qatar	1.0
Canada	1.0
Spain	0.9
Malaysia	0.9
Colombia	0.9
Germany	0.9
Ireland	0.8
Trinidad and Tobago	0.8
Thailand	0.8
Jersey	0.7
India	0.5
Bermuda	0.5
South Africa	0.5
Finland	0.3
Kazakhstan	0.3
Austria	0.3
Panama	0.3
Sweden	0.2
Peru	0.1
Short-Term Securities	0.4
100.0%

*  As a percentage of total investments. Please note that Fund holdings are as of April, 30, 2011 and are subject to change.

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

April 30, 2011

Assets:
Investments, at value (Cost — $351,724,678)	$376,202,039
Foreign currency, at value (Cost — $845,813)	861,224
Cash	652
Dividends and interest receivable	8,455,170
Unrealized appreciation on forward foreign currency contracts	255,681
Prepaid expenses	16,541
Total Assets	385,791,307

Liabilities:
Payable for open reverse repurchase agreement (Note 3)	70,000,000
Unrealized depreciation on forward foreign currency contracts	7,259,100
Investment management fee payable	246,885
Interest payable (Notes 3 and 5)	32,985
Directors’ fees payable	5,953
Payable to broker — variation margin on open futures contracts	4,250
Accrued expenses	68,805
Total Liabilities	77,617,978
Total Net Assets	$308,173,329

Net Assets:
Par value ($0.001 par value, 15,220,631 shares issued and outstanding; 100,000,000 shares authorized)	$ 15,221
Paid-in capital in excess of par value	290,015,295
Undistributed net investment income	3,602,523
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(3,144,056)
Net unrealized appreciation on investments, futures contracts and foreign currencies	17,684,346
Total Net Assets	$308,173,329

Shares Outstanding	15,220,631

Net Asset Value	$20.25

See Notes to Financial Statements.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2011

Investment Income:
Interest	$12,660,223
Dividends	3,419
Less: Foreign taxes withheld	(13,660)
Total Investment Income	12,649,982

Expenses:
Investment management fee (Note 2)	1,497,931
Interest expense (Notes 3 and 5)	392,915
Excise tax (Note 1)	120,000
Directors’ fees	28,903
Audit and tax	27,231
Transfer agent fees	25,856
Shareholder reports	25,100
Legal fees	21,813
Custody fees	15,735
Stock exchange listing fees	10,378
Fund accounting fees	9,395
Insurance	3,901
Miscellaneous expenses	3,474
Total Expenses	2,182,632
Net Investment Income	10,467,350

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(513,731)
Futures contracts	115,808
Foreign currency transactions	(1,735,469)
Net Realized Loss	(2,133,392)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	4,975,226
Futures contracts	(32,695)
Foreign currencies	(3,882,672)
Change in Net Unrealized Appreciation (Depreciation)	1,059,859
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(1,073,533)
Increase in Net Assets From Operations	$ 9,393,817

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended April 30, 2011 (unaudited) and the Period Ended October 31, 2010	2011	2010†
Operations:
Net investment income	$ 10,467,350	$ 18,300,045
Net realized gain (loss)	(2,133,392)	5,410,535
Change in net unrealized appreciation (depreciation)	1,059,859	16,624,487
Increase in Net Assets From Operations	9,393,817	40,335,067

Distributions to Shareholders From (Note 1):
Net investment income	(10,698,581)	(19,758,070)
Net realized gains	(1,173,511)	—
Decrease in Net Assets From Distributions to Shareholders	(11,872,092)	(19,758,070)

Fund Share Transactions:
Net proceeds from sale of shares (0 and 15,105,236 shares issued, respectively)	—	287,906,000
Reinvestment of distributions (0 and 115,395 shares reinvested, respectively)	—	2,168,607
Increase in Net Assets From Fund Share Transactions	—	290,074,607
Increase (Decrease) in Net Assets	(2,478,275)	310,651,604

Net Assets:
Beginning of period	310,651,604	—
End of period*	$308,173,329	$310,651,604
* Includes undistributed net investment income of:	$3,602,523	$3,833,754

†  For the period November 24, 2009 (commencement of operations) through October 31, 2010.

See Notes to Financial Statements.

20	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Statement of cash flows (unaudited)

April 30, 2011

Cash Flows Provided (Used) by Operating Activities:
Interest and dividends received	$ 12,982,146
Operating expenses paid	(1,872,288)
Interest paid	(517,308)
Net sales and maturities of short-term investments	1,593,582
Realized gain on futures contracts	115,808
Realized loss on foreign currency transactions	(1,735,469)
Net change in unrealized depreciation on futures contracts	(32,695)
Net change in unrealized depreciation on foreign currencies	97,721
Purchases of long-term investments	(26,410,881)
Proceeds from disposition of long-term investments	32,401,060
Change in payable to broker — variation margin on open futures contracts	(7,031)
Net Cash Provided By Operating Activities	16,614,645

Cash Flows Provided (Used) by Financing Activities:
Cash distributions paid on Common Stock	(11,872,092)
Cash paid on loan	(50,000,000)
Cash paid to custodian	(6,807)
Proceeds from reverse repurchase agreements	45,088,441
Net Cash Used By Financing Activities	(16,790,458)
Net Decrease in Cash	(175,813)
Cash, Beginning of year	1,037,689
Cash, End of year	$ 861,876

Reconciliation of Increase in Net Assets from Operations to Net Cash Flows Provided (Used) by Operating Activities:
Increase in Net Assets From Operations	$ 9,393,817
Accretion of discount on investments	(653,825)
Amortization of premium on investments	1,420,764
Net realized loss from investment transactions	513,731
Change in net unrealized appreciation from investments	(4,975,226)
Purchases of long-term investments	(26,410,881)
Proceeds from disposition of long-term investments	32,401,060
Net purchases of short-term investments	1,593,582
Increase in interest and dividends receivable	(434,775)
Increase in payable for open forward currency contracts	3,980,393
Decrease in payable to broker — variation margin on open futures contracts	(7,031)
Increase in prepaid expenses	(7,375)
Decrease in interest payable	(124,393)
Decrease in accrued expenses	(75,196)
Total Adjustments	7,220,828
Net Cash Flows Provided by Operating Activities	$ 16,614,645

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	21

Financial highlights

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

	2011[1,2]	2010[2,3]

Net asset value, beginning of period	$20.41	$19.06 [4]

Income (loss) from operations:
Net investment income	0.69	1.21
Net realized and unrealized gain (loss)	(0.07)	1.44
Total income from operations	0.62	2.65

Less distributions from:
Net investment income	(0.70)	(1.30)
Net realized gains	(0.08)	—
Total distributions	(0.78)	(1.30)

Net asset value, end of period	$20.25	$20.41

Market price, end of period	$18.47	$19.08
Total return, based on NAV[5,6]	3.54%	14.87%
Total return, based on market price[6]	1.03%	2.33%

Net assets, end of period (000s)	$308,173	$310,652

Ratios to average net assets:
Gross expenses[7]	1.45%	1.35%
Gross expenses, excluding interest expense[7]	1.19	1.12
Net expenses[7,8]	1.45	1.34 [9]
Net expenses, excluding interest expense[7,8]	1.19	1.11 [9]
Net investment income[7]	6.96	6.76

Portfolio turnover rate	7%	18%

Supplemental data:
Loans Outstanding, End of Period (000s)	—	$50,000
Asset Coverage for Loan Outstanding	—	721%
Weighted Average Loan (000s)	$43,646	$48,044
Weighted Average Interest Rate on Loans	1.16%	1.18%

1        For the six months ended April 30, 2011 (unaudited).

2        Per share amounts have been calculated using the average shares method.

3        For the period November 24, 2009 (commencement of operations) through October 31, 2010.

4        Initial public offering price of $20.00 per share less offering costs and sales load totaling $0.94 per share.

5        Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

6        The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

7        Annualized.

8        The impact of compensating balance arrangements, if any, was less than 0.01%.

9        The investment manager has agreed to reimburse all organization expenses (Note 2).

See Notes to Financial Statements.

22	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	23

additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$330,150,362	$932,325	$331,082,687
Asset-backed securities	—	13,117,208	—	13,117,208
Collateralized mortgage obligations	—	9,167,483	—	9,167,483
Convertible bonds & notes	—	477,465	—	477,465
Sovereign bonds	—	$ 20,717,539	—	$ 20,717,539
Preferred stocks	$84,668	—	—	84,668
Total long-term investments	$84,668	$373,630,057	$932,325	$374,647,050
Short-term investments†	—	1,554,989	—	1,554,989
Total investments	$84,668	$375,185,046	$932,325	$376,202,039
Other financial instruments:
Forward foreign currency contracts	—	255,681	—	255,681
Total	$84,668	$375,440,727	$932,325	$376,457,720

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$56,265	—	—	$ 56,265
Forward foreign currency contracts	—	$7,259,100	—	7,259,100
Total	$56,265	$7,259,100	—	$7,315,365

†  See Schedule of Investments for additional detailed categorizations.

24	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities	Corporate Bonds & Notes
Balance as of October 31, 2010	$ 4,275,000
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[1]	(120,697)
Net purchases (sales)	729,444
Transfers into Level 3	—
Transfers out of Level 3	(3,951,422)
Balance as of April 30, 2011	$ 932,325
Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2011[1]	$ 2,325

1        This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a Fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	25

receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

26	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	27

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(i) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

28	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and are paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements. However, due to the timing of when distributions are made, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income exceeds the distributions from such taxable income for the year. The Fund paid $120,000 of federal excise tax attributable to calendar year 2010 in March 2011.

Management has analyzed the Fund’s tax position and has concluded that as of April 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Singapore”), Western Asset Management Company Ltd (“Western Japan”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Singapore, Western Japan and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	29

paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets plus the proceeds of any outstanding borrowings used for leverage.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Singapore, Western Japan and Western Asset Limited provide certain advisory services to the Fund relating to currency transactions and investment in non-U.S. dollar denominated debt securities. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Singapore, Western Japan and Western Asset Limited a fee for its services at no additional expense to the Fund. Each of Western Singapore, Western Japan and Western Asset Limited receives a fee from Western Asset, payable monthly, in an amount equal to an annual rate of 0.56% of the Fund’s daily managed assets related to the Fund’s assets that Western Asset allocates to Western Singapore, Western Japan and Western Asset Limited, respectively, to manage.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended April 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$25,240,013
Sales	32,264,240

At April 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,188,661
Gross unrealized depreciation	(1,711,300)
Net unrealized appreciation	$24,477,361

At April 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury 10-Year Notes	8	6/11	$ 943,833	$ 969,125	$(25,292)
U.S. Treasury 30-Year Bonds	11	6/11	1,315,152	1,346,125	(30,973)
Net unrealized loss on open futures contracts					$(56,265)

30	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Transactions in reverse repurchase agreements for the Fund during the six months ended April 30, 2011 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$30,650,205	0.90%	$70,000,000

*  Averages based on the number of days that Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.650% to 1.250% during the six months ended April 30, 2011. Interest expense incurred on reverse repurchase agreements totaled $138,882.

At April 30, 2011, the Fund had the following open reverse repurchase agreements:

Security	Face Amount

Reverse repurchase agreement with Barclays Capital Inc, dated 4/8/11 bearing a variable rate based on the 3 month Libor plus any applicable margin, to be repurchased at an amount and date to be determined, collateralized by various securities footnoted in the Fund’s Schedule of Investments, 5.000% to 12.000%, due 10/1/14 to 12/15/39; Market value (including accrued interest) $61,761,699	$50,000,000

Reverse repurchase agreement with Barclays Capital Inc, dated 4/12/11 bearing a variable rate based on the 3 month Libor plus any applicable margin, repurchased at an amount and date to be determined, collateralized by various securities footnoted in the Fund’s Schedule of Investments, 5.700% to 11.250%, due 11/15/16 to 11/15/67; Market value (including accrued interest) $23,603,468	20,000,000

Total reverse repurchase agreement (Proceeds — $70,000,000)	$70,000,000

At April 30, 2011, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
British Pound	Morgan Stanley	1,300,000	$2,170,887	5/18/11	$ 47,848
British Pound	Morgan Stanley	500,000	834,956	5/18/11	22,589
Euro	Citibank N.A.	500,000	740,176	5/18/11	38,476
Euro	Morgan Stanley	2,500,000	3,700,880	5/18/11	91,082
Euro	UBS AG	816,486	1,208,686	5/18/11	55,686
					255,681
Contracts to Sell:
British Pound	Morgan Stanley	700,000	1,168,939	5/18/11	(25,198)
British Pound	Morgan Stanley	18,456,741	30,821,146	5/18/11	(1,088,260)
Canadian Dollar	Morgan Stanley	2,000,000	2,112,896	5/18/11	(96,727)
Euro	Citibank N.A.	450,000	666,158	5/18/11	(25,097)
Euro	Morgan Stanley	37,267,932	55,169,653	5/18/11	(4,450,793)
Euro	Morgan Stanley	24,335,191	36,024,646	5/18/11	(1,524,646)
Euro	UBS AG	437,732	647,998	5/18/11	(48,379)
					(7,259,100)
Net unrealized loss on open forward foreign currency contracts					$(7,003,419)

Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report	31

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2011.

ASSET DERIVATIVES[1]
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$255,681

LIABILITY DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[2]	$56,265	—	$ 56,265
Forward foreign currency contracts	—	$7,259,100	7,259,100
Total	$56,265	$7,259,100	$7,315,365

1  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$115,808	—	$115,808
Forward foreign currency contracts	—	$41,131	41,131
Total	$115,808	$41,131	$156,939

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts	$(32,695)	—	$ (32,695)
Forward foreign currency contracts	—	$(3,980,393)	(3,980,393)
Total	$(32,695)	$(3,980,393)	$(4,013,088)

32	Western Asset Global Corporate Defined Opportunity Fund Inc. 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended April 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$ 2,329,911
Forward foreign currency contracts (to buy)	3,943,173
Forward foreign currency contracts (to sell)	97,318,887

5. Loan

The Fund had a 364-day revolving credit agreement with a financial institution, which allowed the Fund to borrow up to an aggregate amount of $100,000,000. Unless renewed, this agreement would have terminated on January 10, 2011. On January 5, 2011, this credit agreement was extended to April 10, 2011. The interest on the loan is calculated at a variable rate based on the one-month LIBOR plus any applicable margin. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of the financial institution. During the six months ended April 30, 2011, the Fund incurred interest expense on this loan in the amount of $254,033. For the six months ended April 30, 2011, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $50,000,000 and the weighted average interest rate was 1.16%. On April 10, 2011, the credit agreement expired.

6. Distributions subsequent to April 30, 2011

On February 14, 2011, the Board of Directors (the “Board”) of the Fund declared a distribution in the amount of $0.1300 per share payable on May 27, 2011 to shareholders of record on May 20, 2011. On May 16, 2011, the Board declared a distribution in the amount of $0.1300 per share payable on June 24, 2011, July 29, 2011 and August 26, 2011 to shareholders of record on June 17, 2011, July 22, 2011 and August 19, 2011, respectively.

7. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“Rocs”). The various provisions of the Act will generally be effective for Rocs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending October 31, 2012.

Western Asset Global Corporate Defined Opportunity Fund Inc.	33

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Global Corporate Defined Opportunity Fund Inc. was held on February 28, 2011 for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of directors

Nominees	Votes For	Votes Withheld
Carol L. Colman	13,964,390	218,408
Daniel P. Cronin	13,987,730	195,068
Paolo M. Cucchi	13,965,353	217,445

At April 30, 2011, in addition to Carol L. Colman, Daniel P. Cronin and Paolo M. Cucchi, the other Directors of the Fund were as follows:

Leslie H. Gelb
R. Jay Gerken, CFA
William R. Hutchinson
Riordan Roett
Jeswald W. Salacuse

34	Western Asset Global Corporate Defined Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends, on your Common Stock will be automatically reinvested by American Stock Transfer & Trust Company LLC, as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by American Stock Transfer & Trust Company LLC, as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock on the record date (or, if the record date is not a NYSE trading day, the immediately preceding trading day) for determining stockholders eligible to receive the relevant dividend or distribution (the “determination date”) is equal to or exceeds 98% of the net asset value per share of the Common Stock, the Fund will issue new Common Stock at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the NYSE on the determination date or (b) 95% of the market price per share of the Common Stock on the determination date.

(2) If 98% of the net asset value per share of the Common Stock exceeds the market price of the Common Stock on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Stock at the close of trading on the NYSE on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan.

Western Asset Global Corporate Defined Opportunity Fund Inc.	35

You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock. The Plan may be amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective.

Upon any termination, you will be sent a certificate or certificates for the full number of shares of Common Stock held for you under the Plan and cash for any fractional share of Common Stock. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. You will be charged a service charge and the Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 6201 15th Avenue, Brooklyn, New York 11219 or by calling the Plan Agent at 1-888-888-0151.

(This page intentionally left blank.)

Western Asset

Global Corporate Defined Opportunity Fund Inc.

Directors Carol L. Colman	Western Asset Global Corporate Defined Opportunity Fund Inc.	Independent registered public accounting firm KPMG LLP
Daniel P. Cronin	620 Eighth Avenue	345 Park Avenue
Paolo M. Cucchi	49th Floor	New York, NY 10154
Leslie H. Gelb	New York, NY 10018
R. Jay Gerken, CFA		Legal counsel
Chairman	Investment manager	Simpson Thacher & Bartlett LLP
William R. Hutchinson	Legg Mason Partners Fund Advisor, LLC	425 Lexington Avenue
Riordan Roett		New York, NY 10017
Jeswald W. Salacuse	Subadvisers
	Western Asset Management Company	New York Stock Exchange Symbol
Officers	Western Asset Management Company Limited	GDO
R. Jay Gerken, CFA	Western Asset Management Company Ltd
President and	Western Asset Management Company Pte. Ltd.
Chief Executive Officer
Kaprel Ozsolak	Custodian
Chief Financial Officer	State Street Bank and Trust Company
Ted P. Becker	1 Lincoln Street
Chief Compliance Officer	Boston, MA 02111
John Chiota
Identity Theft Protection Officer	Transfer agent
Robert I. Frenkel	American Stock Transfer & Trust Company
Secretary and Chief Legal Officer	59 Maiden Lane
Thomas C. Mandia	New York, NY 10038
Assistant Secretary
Steven Frank
Treasurer
Jeanne M. Kelly
Senior Vice President

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•       Personal information included on applications or other forms;

•       Account balances, transactions, and mutual fund holdings and positions;

•       Online account access user IDs, passwords, security challenge question responses; and

•       Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•       Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•       Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•       The Funds’ representatives such as legal counsel, accountants and auditors; and

•       Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Global Corporate Defined Opportunity Fund Inc.

Western Asset Global Corporate
Defined Opportunity Fund Inc.
620 Eighth Avenue
49th Floor
New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time, the Fund may purchase, at market prices, shares of its Common Stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) on the Fund’s website at www.leggmason.com/cef and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Global Corporate Defined Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in the report.

American Stock
Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

WASX012645 6/11 SR11-1391

ITEM 2.                                                   CODE OF ETHICS.

Not Applicable.

ITEM 3.                                                   AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.                                                   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.                                                   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.                                                   SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.                                                   DISCLOSURE OF PROXY VOTING POLOCIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.                                                   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.                                                   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.                                            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11.                                            CONTROLS AND PROCEDURES.

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.                                            EXHIBITS.

(a) (1)  Not Applicable.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxle Act of 2002 attached hereto.

Exhibit 99.CERT

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset Global Corporate Defined Opportunity Fund Inc.

Date:	June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset Global Corporate Defined Opportunity Fund Inc.

Date:	June 23, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Western Asset Global Corporate Defined Opportunity Fund Inc.

Date:	June 23, 2011